March 3, 2020

FILED VIA EDGAR

Securities and Exchange Commission

Filing Desk

100 F Street, NE

Washington, DC 20549

Re:	Axonic Alternative Income Fund

File Nos. 333-227724 and 811-23385

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Axonic Alternative Income Fund do not differ from those contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on February 28, 2020.

If you have any questions, please contact Jeffrey Skinner of Kilpatrick Townsend & Stockton LLP at 336-607-7512. Thank you for your consideration.

Sincerely,

/s/ Joseph Grogan
Joseph Grogan, Secretary

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